BASIC AND DILUTED NET LOSS PER SHARE (Details) $ / shares in Units, $ in Thousands		6 Months Ended				12 Months Ended
	Mar. 07, 2022	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
BASIC AND DILUTED NET LOSS PER SHARE
Net loss | $		$ 27,743		$ 18,693		$ (27,271)	$ (8,882)	$ (8,367)
weighted-average number of Ordinary shares outstanding, Basic		58,023,875	[1]	40,512,967	[1]	40,534,697	40,274,935	33,815,448
weighted-average number of Ordinary shares outstanding, diluted		58,023,875	[1]	40,512,967	[1]	40,534,697	40,274,935	33,815,448
Net loss per Ordinary share, basic | $ / shares		$ 0.48		$ 0.46		$ (0.67)	$ (0.22)	$ (0.25)
Net loss per Ordinary share, diluted | $ / shares		$ 0.48		$ 0.46		$ (0.67)	$ (0.22)	$ (0.25)
Stock split conversion ratio	0.905292
Antidilutive securities excluded from calculation of net loss per share		27,571,715		22,956,485		25,349,049	22,995,444	23,653,091

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.